Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and deposits in banks
Cash	$ 1,227,700	$ 1,198,568
Deposits at the Central Bank of Chile	1,100,472	654,883
Deposits in local banks	1,605	1,128
Deposits in banks abroad	365,783	868,703
Subtotals – Cash and deposits in banks	2,695,560	2,723,282
Net cash items in process of collection	75,442	37,442
Cash and cash equivalents	$ 2,771,002	$ 2,760,724